JPMorgan US GARP Equity Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan US GARP Equity Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 606
Expense Example, No Redemption, 3 Years	791
Expense Example, No Redemption, 5 Years	992
Expense Example, No Redemption, 10 Years	1,569
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	439
Expense Example, No Redemption, 5 Years	764
Expense Example, No Redemption, 10 Years	1,546
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	202
Expense Example, No Redemption, 5 Years	356
Expense Example, No Redemption, 10 Years	$ 805